Accumulated Other Comprehensive Income (Loss) - Components of accumulated other comprehensive income included in stockholders' equity (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net-of-tax amount	$ (758,740)	$ (1,176,294)
Net unrealized gain (loss) on securities available-for-sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized loss on securities available-for-sale	(965,524)	(1,782,264)
Tax effect	206,784	605,970
Net-of-tax amount	$ (758,740)	$ (1,176,294)